SCHEDULE OF ASSETS (Details) - Bank First Retirement Plan	12 Months Ended
Dec. 31, 2025 USD ($)
SCHEDULE OF ASSETS
Plan number	002
Entity tax identification number	39-1435359
TOTAL INVESTMENTS	$ 73,488,187
Mutual Fund
SCHEDULE OF ASSETS
TOTAL INVESTMENTS	41,217,928
Pooled Separate Fund
SCHEDULE OF ASSETS
TOTAL INVESTMENTS	$ 5,367,199
Investment, Identifier [Axis]: Allspring Special Small Cap Value, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:AllspringSpecialSmallCapValueMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 261,455
Investment, Identifier [Axis]: Bank First Corporation, Common Stock
SCHEDULE OF ASSETS
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:BankFirstCorporationMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Stock
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 22,368,772
Investment, Identifier [Axis]: Blackrock LifePath Index 2030, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:BlackrockLifepathIndex2030Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 3,008,260
Investment, Identifier [Axis]: Blackrock LifePath Index 2035, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:BlackrockLifepathIndex2035Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 6,453,569
Investment, Identifier [Axis]: Blackrock LifePath Index 2040, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:BlackrockLifepathIndex2040Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 3,469,873
Investment, Identifier [Axis]: Blackrock LifePath Index 2045, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:BlackrockLifepathIndex2045Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 4,488,217
Investment, Identifier [Axis]: Blackrock LifePath Index 2050, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:BlackrockLifepathIndex2050Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 6,273,424
Investment, Identifier [Axis]: Blackrock LifePath Index 2055, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:BlackrockLifepathIndex2055Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 2,534,908
Investment, Identifier [Axis]: Blackrock LifePath Index 2060, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:BlackrockLifepathIndex2060Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 2,631,963
Investment, Identifier [Axis]: Blackrock LifePath Index 2065, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:BlackrockLifepathIndex2065Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 1,652,305
Investment, Identifier [Axis]: Blackrock LifePath Index 2070, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:BlackrockLifepathIndex2070Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 36,005
Investment, Identifier [Axis]: Blackrock LifePath Index Retirement, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:BlackrockLifepathIndexRetirementMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 1,927,523
Investment, Identifier [Axis]: Cohen & Steers Instl Realty, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:CohenSteersInstlRealtyMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 277,270
Investment, Identifier [Axis]: Columbia Small Cap Growth, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:ColumbiaSmallCapGrowthMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 555,361
Investment, Identifier [Axis]: Eaton Vance Emerging and Frontier Countries, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:EatonVanceEmergingAndFrontierCountriesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 497,743
Investment, Identifier [Axis]: Federated Hermes Total Return Bond, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:FederatedHermesTotalReturnBondMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 1,005,398
Investment, Identifier [Axis]: JP Morgan Income, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:JpMorganIncomeMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 1,164,742
Investment, Identifier [Axis]: LA Capital Mgmt/Victory - MidCap Value I, Pooled Separate Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:LaCapitalMgmtVictoryMidcapValueIMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 690,703
Investment, Identifier [Axis]: MFS International Diversification, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:MfsInternationalDiversificationMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 944,695
Investment, Identifier [Axis]: MFS Mid Cap Growth, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:MfsMidCapGrowthMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 701,820
Investment, Identifier [Axis]: MFS Value, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:MfsValueMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 2,069,612
Investment, Identifier [Axis]: MetLife Stable Value, Common Trust Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:MetlifeStableValueMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Trust Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 288,261
Investment, Identifier [Axis]: PGIM High Yield, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:PgimHighYieldMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 704,009
Investment, Identifier [Axis]: Principal Fixed Income Guaranteed Option, Fully Benefit-Responsive Investment Contract
SCHEDULE OF ASSETS
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:PrincipalFixedIncomeGuaranteedOptionMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	bfc:EmployeeBenefitPlanFullyBenefitResponsiveInvestmentContractMember
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 4,246,027
Investment, Identifier [Axis]: Principal Global Investors - Blue Chip, Pooled Separate Fund
SCHEDULE OF ASSETS
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:PrincipalGlobalInvestorsBlueChipMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 4,215,021
Investment, Identifier [Axis]: Principal Global Investors - Principal Small Cap S&P 600 Index, Pooled Separate Fund
SCHEDULE OF ASSETS
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:PrincipalGlobalInvestorsPrincipalSmallCapSP600IndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Pooled Separate Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 461,475
Investment, Identifier [Axis]: Vanguard Money Market Reserves, Mutual Fund
SCHEDULE OF ASSETS
EBP, Investment, Issuer Name [Extensible Enumeration]	bfc:VanguardMoneyMarketReservesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
TOTAL INVESTMENTS	$ 559,776